Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2024
Non-Controlling Interests [Abstract]
Schedule of detail, by Group company, of non-controlling interests
The detail, by Group company, of 'Equity - Non-controlling interests' is as follows:

EUR million
	2024	2023	2022
Santander Bank Polska S.A.	2,320	1,934	1,603
Grupo PSA	1,725	1,590	1,728
Banco Santander - Chile	1,364	1,379	1,317
Banco Santander (Brasil) S.A.	1,257	1,493	1,210
Banco Santander México, S.A. Institución de Banca Múltiple, Grupo Financiero Santander México	3	4	251
Other companiesA	887	1,311	1,213
	7,556	7,711	7,322

Profit/(Loss) for the year attributable to non-controlling interests	1,170	1,107	1,159
Of which:
Grupo PSA	217	285	323
Banco Santander - Chile	271	235	280
Banco Santander (Brasil) S.A.	233	182	259
Santander Bank Polska S.A.	413	347	196
Banco Santander México, S.A. Institución de Banca Múltiple, Grupo Financiero Santander México	—	13	42
Other companies	36	45	59
TOTAL	8,726	8,818	8,481
A.Includes perpetual Santander UK plc equity instruments convertible at the option of Santander UK plc into preferred shares of the entity itself (EUR 576 million and EUR 564 million in 2023 and 2022, respectively). During 2024, the last outstanding issuance held by third parties was redeemed in advance for an amount of GBP 500 million (EUR 590 million at the transaction rate).

Schedule of changes in non-controlling interests
The changes in Non-controlling interests are summarised as follows:

EUR million
	2023	2022	2021
Balance at beginning of year	8,818	8,481	10,123
Other comprehensive income	(461)	297	248
Other	369	40	(1,890)
Profit attributable to non-controlling interests	1,170	1,107	1,159
Modification of participation ratesA	395	(258)	(1,811)
Change of perimeter	(8)	(364)	31
Dividends paid to minority shareholders	(660)	(748)	(500)
Changes in capital and other conceptsB	(528)	303	(769)
Balance at end of year	8,726	8,818	8,481
A.Include the effects of the accelerated placement of 5.2% of the share capital of Santander Bank Polska S.A. in 2024, the public offer for the acquisition of shares of Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México that occurred in 2023 and the purchase of shares of Santander Holdings USA, Inc. on Santander Consumer USA Holdings Inc. occurred in 2022 (see note 3.b).
B.Includes the effects of the amortization of AT1 UK by EUR 590 million and EUR 756 million at closing of fiscal years 2024 and 2022, respectively.

Schedule of financial information on the subsidiaries with significant non-controlling interests
The financial information on the subsidiaries with significant non-controlling interests at 31 December 2024 is summarised below:

EUR millionA
	Santander Bank Polska S.A.	Banco Santander (Brasil) S.A.	Banco Santander - Chile	Grupo PSA
Total assets	68,269	205,510	70,434	45,373
Total liabilities	61,439	190,020	64,983	41,458
Net assets	6,830	15,490	5,451	3,915
Total income	3,555	13,536	2,592	1,053
Total profit	1,219	2,665	899	431